ING LOGO AMERICAS US Legal Services

Michael A. Pignatella
Counsel
(860) 580-2831
Fax: (860) 580-4934
Michael.Pignatella@us.ing.com

May 3, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: Pension IRA - Individual Deferred Variable Annuity Contracts for
Individual Retirement Annuities (Section 408(b)) and Simplified Employee Pension Plans (Section 408(k))
File Nos.: 033-75992 and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the Supplement, Contract Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 40 to the Registration Statement on Form N-4 (“Amendment No. 40”) for Variable Annuity Account C of ING Life Insurance and Annuity Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 40 which was declared effective on April 30, 2010. The text of Amendment No. 40 was filed electronically on April 19, 2010.

If you have any questions regarding this submission, please contact the undersigned at 860-580-2831.

Sincerely,

/s/ Michael A. Pignatella Michael A. Pignatella

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation